FAIR VALUE MEASUREMENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE
10
. FAIR VALUE MEASUREMENTS
Warrant Liability
The Warrants and FPA are accounted for as liabilities pursuant to ASC
815-40
and are measured at fair value as of each reporting period. Changes in fair value of the Warrants and FPA are recorded in the statements of operations each period.
The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of September 30, 2021.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$25,012,500	$—	$—	$25,012,500
Private Warrants	—	—	11,938,334	11,938,334

Total Warrants Liabilities	$25,012,500	$—	$11,938,334	$36,950,834

The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$35,880,000	$—	$—	$35,880,000
Private Warrants	—	—	17,125,335	17,125,335

Total Warrants Liabilities	$35,880,000	$—	$17,125,335	$53,005,335

FPA Liability	—	—	10,654,540	10,654,540

Grand Total	$35,880,000	$—	$27,779,875	$63,659,875

The Public Warrants were valued using the instrument’s publicly listed trading price (NYSE: TREB.WS) as of the balance sheet dates.
The value of the Private Warrants was estimated using the Public Warrants’ publicly listed trading price (NYSE: TREB.WS) as of the balance sheet dates, which is considered a Level 3 fair value measurement. Given the Private Warrants and Public Warrants are similar instruments and the Public Warrants have quoted prices in an active market, the publicly listed trading price of the Public Warrants estimates the value of the Private Warrants.
The following table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private Placement Warrant Liability
Fair value, December 31, 2020	$17,125,335

Change in fair value	(4,775,334)

Fair value, March 31, 2021	12,350,001
Change in fair value	1,811,333

Fair value, June 30, 2021	14,161,334
Change in fair value	(2,223,000)

Fair value, September 30, 2021	$11,938,334

FPA Liability
The liability for the FPAs were valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $75 million pursuant to the FPAs is discounted to present value and compared to the fair value of the ordinary shares and warrants to be issued pursuant to the FPAs. The fair value of the ordinary shares and warrants to be issued under the FPAs were based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the ordinary shares and warrants to be issued compared to the $75 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. As of June 30, 2021, the FPA liability was reduced to zero as the FPA was terminated per the FPA Termination Agreement between Trebia and Cannae Holdings in conjunction with the Business Combination Agreement as discussed in
Note 7.

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$10,654,540

Change in fair value	(7,494,372)

Fair value, March 31, 2021	3,160,168
Change in fair value	(3,160,168)

Fair value, June 30, 2021	$—

NOTE 10. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following fair
value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments—Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2020, assets held in the Trust Account were comprised of $517,500,000 in cash. During the period from February 11, 2020 (inception) through December 31, 2020, the Company did not earn or withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

December 31, 2020	Asset	Level	Fair Value
	Cash	1	$517,500,000
Warrant Liability
The Warrants are accounted for as liabilities pursuant to ASC
815-40
and are measured at fair value as of each reporting period. Changes in fair value of the Warrants are recorded in the statement of operations each period
.
The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$35,880,000	$—	$—	$35,880,000
Private Warrants	—	—	17,125,335	17,125,335
Total Warrants Liabilities	$35,880,000	$—	$17,125,335	$53,005,335

FPA Liability	—	—	10,654,540	10,654,540
The Public
 Warrants were valued using the instrument’s publicly listed trading price (NYSE: TREB.WS) as of the balance sheet date.
The value

of the Private Warrants was estimated using the Public Warrants’ publicly listed trading price (NYSE: TREB.WS) as of the balance sheet date, which is considered a Level 3 fair value measurement. Given the Private Warrants and Public Warrants are similar instruments and the Public Warrants have quoted prices in an active market, the publicly listed trading price of the Public Warrants estimates the value of the Private Warrants.
The following
 table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private Placement Warrant Liability
Fair value, June 19, 2020	$11,526,668
Loss on change in fair value (1)	5,596,667
Fair value, December 31, 2020	$17,125,335

(1)	Represents the non-cash loss on change in valuation of the Private Placement Warrants and is included in Loss on change in fair value of warrant liability on the statement of operations.
Transfers to/from Level 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in August 2020, when the Public Warrants were separately listed and traded.
FPA Liability
The liability for the FPAs
 were valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $
75
 million pursuant to the FPAs is discounted to present value and compared to the fair value of the ordinary shares and warrants to be issued pursuant to the FPAs. The fair value of the ordinary shares and warrants to be issued under the FPAs are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the ordinary shares and warrants to be issued compared to the $
75
 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the FPAs is the probability of consummation of the Business Combination. As of December 31, 2020, the probability assigned to the consummation of the Business Combination was
90
% which was determined based on a historical industry data.
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, June 19, 2020	$255,538
Recognized loss on change in fair value (1)	10,399,002

Fair value, December 31, 2020	$10,654,540

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.